2. CHINA JOINT VENTURE (Tables)	12 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Operating results for Meineng
	Year ended June 30,
	2015	2014
Revenues	$588,190	$285,631
Gross Profit (loss)	(197,957)	(309,406)
Income (loss) from operations	(2,095,980)	(3,002,192)
Net Income (loss)	(2,046,548)	(3,038,432)